Commitments and Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 02, 2013 Property	Mar. 03, 2012	Feb. 26, 2011	Sep. 25, 2012
Operating Leases Future Minimum Payments Due [Line Items]
Senior unsecured revolving credit facility				$ 500
Collateral of outstanding letters of credit	6
Number of collateral properties	1
Credit facility expiry date	Sep. 06, 2013
Rental expense incurred	91	91	68
syndicate of commercial banks [Member]
Operating Leases Future Minimum Payments Due [Line Items]
Senior unsecured revolving credit facility				$ 500